Regulatory Matters	6 Months Ended
Jun. 30, 2020
Regulated Operations [Abstract]
Regulatory Matters	REGULATORY MATTERS
Regulation of the Corporation's utilities is generally consistent with that disclosed in the "Regulatory Matters" section of its 2019 annual audited consolidated financial statements ("2019 Annual Financial Statements"). A summary of significant regulatory developments year-to-date 2020 follows.

COVID-19 Pandemic Impacts

The novel coronavirus ("COVID-19") pandemic has resulted in several customer relief initiatives as well as the delay of several regulatory proceedings, as discussed below.

Customer Relief Initiatives

UNS Energy
Pursuant to the Arizona Corporation Commission's approval of the utility's customer relief initiatives, TEP refunded to customers approximately US$8 million of collected demand side management funds in excess of program costs.

Central Hudson
In March 2020, as agreed to with the New York Public Service Commission ("PSC"), Central Hudson postponed until July 1, 2021 the collection in customer rates of approximately US$3 million of deferred costs related mainly to environmental remediation.

FortisBC Energy and FortisBC Electric
In April 2020, pursuant to the British Columbia Utilities Commission's ("BCUC") approval of the utilities' customer relief initiatives, FortisBC Energy and FortisBC Electric implemented three-month bill deferrals for certain customer classes, the repayment of which is expected to commence in the third quarter of 2020. The BCUC also authorized the deferral of otherwise uncollectible revenue associated with providing the customer relief initiatives, the recovery of which will be determined through a future rate filing once the financial impact of the pandemic is known.

Delayed Regulatory Proceedings

UNS Energy
General Rate Application: In the first half of 2020, as part of TEP's general rate application, hearings were held to address the inclusion in customer rates of the Gila River natural gas generation station unit 2 and ten natural gas reciprocating internal combustion engine units. Prior to the COVID-19 pandemic, a decision had been expected earlier in 2020 with new rates effective May 1, 2020. TEP currently expects a decision approving new rates prior to the end of 2020.

Central Hudson
2020 Rates: In May 2020 the PSC approved Central Hudson's request to postpone scheduled electric and gas delivery rate increases, reflecting an increase in the equity component of its capital structure from 49% to 50%, from July 1, 2020 to October 1, 2020. The deferred revenue will be collected over the nine-month period from October 1, 2020 to June 30, 2021.

COVID-19 Proceeding: In June 2020 the PSC initiated a generic proceeding to identify and address the effects of the COVID-19 pandemic. The outcome of this proceeding and potential impacts, if any, are unknown at this time.

FortisAlberta
Generic Cost of Capital Proceeding: In December 2018 the Alberta Utilities Commission ("AUC") initiated a generic cost of capital proceeding and expert evidence was filed in January 2020. In March 2020, due to the COVID-19 pandemic, this proceeding was suspended indefinitely. In June 2020 the AUC provided five options to Alberta utilities to set the approved return on equity ("ROE") and capital structure for 2021 in lieu of resuming the proceeding. In July 2020 FortisAlberta elected an option that provides for the extension of the currently approved ROE and capital structure quarterly. This method will remain in effect until the AUC issues a decision on this proceeding and any resulting changes to ROE and/or capital structure will be implemented prospectively at the start of the following quarter.
Other Electric
Caribbean Utilities: In June 2020 Caribbean Utilities requested the postponement of its scheduled annual rate adjustment effective June 1, 2020 to January 1, 2021, to provide customer relief from the effects of the COVID-19 pandemic.

FortisTCI: In February 2020 the Government of the Turks and Caicos Islands approved a 6.8% average increase in FortisTCI's electricity rates, effective April 1, 2020, including the recovery of hurricane-related costs incurred in 2017. In March 2020, to provide customer relief from the effects of the COVID-19 pandemic, the effective date was postponed to July 2020 and new rates became effective July 22, 2020.

Other Regulatory Matters

ITC
ROE Complaints: In May 2020 the Federal Energy Regulatory Commission ("FERC") issued an order on rehearing of its November 2019 decision on the MISO transmission owner ROE complaints ("May 2020 FERC Order") and set the base ROE for the periods of November 2013 through February 2015 and from September 2016 onward at 10.02%, up to a maximum of 12.62% with incentive adders. Including incentive adders, the May 2020 FERC Order implies an all-in ROE for ITC's subsidiaries operating in the Midcontinent Independent System Operator's region of 10.77%, up from 10.63% based on a November 2019 decision but down from 11.07% based on a September 2016 decision which was recognized during the first nine months of 2019.

A regulatory liability of $91 million (US$70 million) was recorded at December 31, 2019 to reflect the amounts due to customers under the terms of the November 2019 decision. The May 2020 FERC Order, in addition to the refund of $27 million (US$20 million) to customers in the first half of 2020, resulted in: (i) the reduction of the regulatory liability to $22 million (US$16 million) as at June 30, 2020; and (ii) an increase in revenue and a decrease in interest expense resulting in an increase in net earnings of $37 million of which Fortis' share was $29 million. The earnings increase was comprised of: (i) $27 million related to the reversal of liabilities established in prior periods; and (ii) $2 million related to the year-to-date impact of a higher ROE as compared to the ROE approved in November 2019.

Review of Transmission Incentives Policy: In March 2020 FERC issued a notice of proposed rulemaking ("NOPR") proposing to update its transmission incentives policy for transmission owners, including ITC, to grant incentives to projects based upon benefits to customers regarding reliability and cost savings through the reduction of transmission congestion. The NOPR follows a Notice of Inquiry, issued in March 2019, on FERC's transmission incentives policies. FERC proposed total ROE incentives of up to 250 basis points that would not be limited by the upper end of the base ROE zone of reasonableness. Comments from stakeholders, including ITC, were provided to FERC through July 1, 2020. The outcome may impact future incentive adders that are included in transmission rates charged by transmission owners, including ITC.

FortisBC Energy and FortisBC Electric
Multi-Year Rate Plan Applications: In June 2020 the BCUC issued a decision on FortisBC Energy's and FortisBC Electric's multi-year rate plan applications for 2020 to 2024. The decision sets the rate-setting framework for the next five years, including: (i) the level of operation and maintenance expense and capital to be included in customer rates, subject to an incentive formula; (ii) the level of investment in gas innovation initiatives to be included in customer rates; and (iii) a 50/50 sharing between customers and the utilities of variances from the allowed ROE. During the third quarter of 2020, FortisBC Energy and FortisBC Electric will provide the BCUC with updated 2020 rate filings reflecting the terms of this decision. Current interim rates will remain in effect pending a final determination of 2020 rates by the BCUC.

FortisAlberta
2018 Alberta Independent System Operator Tariff Application: In September 2019 the AUC issued a decision that addressed a proposal to change how the Alberta Independent System Operator's customer contribution policy functions between distribution facility owners, such as FortisAlberta, and transmission facility owners. Implementation of the order was suspended in October 2019 and in May 2020 the AUC confirmed that outstanding matters on the order will be determined through a written hearing. In July 2020 FortisAlberta filed expert evidence requested by the AUC and a decision is expected in the fourth quarter of 2020. The likely outcome of this process and potential impacts, if any, cannot be determined at this time.

Performance-Based Regulation: In May 2020 FortisAlberta filed an application for anomaly adjustments to rates based on new criteria established by the AUC in January 2020. A decision is expected in the fourth quarter of 2020.